Equity Financing	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Equity Financing
10.
Equity Financing

March 2023 Private Placement

In March 2023, the Company issued in a private placement offering (the “March 2023 Private Placement”) pursuant to a securities purchase agreement (“March 2023 Purchase Agreement”) (i) 165,500 shares of its common stock, (ii) pre-funded common stock purchase warrants (the “March 2023 Pre-Funded Warrants”) to purchase up to 500,834 shares of common stock, at an exercise price of $0.0001 per share, (iii) Series A preferred investment options (the “March 2023 Options - Series A”) to purchase up to a total of 666,334 shares of common stock, at an exercise price of $9.00 per share, and (iv) Series B preferred investment options (the “March 2023 Options - Series B”, and together with the March 2023 Options - Series A, the “March 2023 Options”) to purchase up to a total of 666,334 shares of common stock, at an exercise price of $9.00 per share, and raised total gross proceeds of $6.0 million. The March 2023 Private Placement closed on March 6, 2023. The March 2023 Pre-Funded Warrants became exercisable upon issuance and were fully exercised as of September 30, 2024. The March 2023 Options - Series A are exercisable at any time at the option of the holder and expire 5 years from the date of issuance. The March 2023 Options - Series B were exercisable at any time at the option of the holder and expire 1.5 years from the date of issuance. As of September 30, 2024, the March 2023 Options - Series B expired.

In connection with the March 2023 Private Placement, the Company entered into preferred investment option amendment agreements (the “Option Amendment Agreements”) with certain investors. Under the Option Amendment Agreements, the Company agreed to amend certain existing warrants and preferred investment options to purchase up to a total of 178,132 shares of common stock that were previously issued to the investors in September 2019, May 2020, July 2020, December 2020, January 2021 and August 2022, with exercise prices of $300.80, $191.00, $154.00, $120.00, $125.20 and $37.35 per share, respectively (the “Existing Warrants”). Under the Option Amendment Agreements, the Company agreed to lower the exercise price of the Existing Warrants to $9.00 per share. In addition, the Company granted to a placement agent preferred investment options to purchase a total of 33,317 shares of Common Stock (the “March 2023 Placement Agent Options”) that have an exercise price per share equal to $11.25 and a term of 5 years from the date of issuance. The re-pricing of the Existing Warrants resulted in an increase in fair value of $404,000, of which $185,000 of the increase in fair value was related to the August 2022 liability classified options. The increase in fair value related to the re-pricing of Existing Warrants was recognized in Valuation Loss on March 2023 PIPE on the condensed consolidated statements of operations and comprehensive loss.

The March 2023 Options and March 2023 Placement Agent Options are classified as liabilities within Level 3 due to certain early settlement provisions that preclude them from equity classification. The Company utilized the Black-Scholes Model on March 6, 2023 with the following assumptions for the Series A Investment Options: volatility of 128.55%, stock price of $7.61 and risk-free rate of 4.27%. The following assumptions were utilized for the Series B Investment Options: volatility of 103.33%, stock price of $7.61 and risk-free rate of 4.97%. The estimated fair value of the liability classified March 2023 Options issued was $6.6 million. The estimated fair value of the common stock option liabilities was subsequently remeasured at September 30, 2024 with the changes recorded on the Company’s condensed consolidated statements of operations and comprehensive loss.

The estimated fair value of the common stock issued and March 2023 Pre-Funded Warrants was $5.1 million. The total estimated fair value of the common stock issued, March 2023 Pre-Funded Warrants and March 2023 Options as of March 6, 2023 exceeded the gross proceeds of the March 2023 Private Placement by $5.7 million and this amount was recognized in Valuation Loss on March 2023 PIPE on the condensed consolidated statements of operations and comprehensive loss.

The March 2023 Placement Agent Options were issued for services performed by the placement agent as part of the March 2023 Private Placement and were treated as offering costs. The value of the March 2023 Placement Agent Options was determined to be $212,000, calculated using the Black-Scholes Model. The Company incurred additional offering costs totaling $548,000 that consist of direct incremental legal, advisory, accounting and filing fees relating to the March 2023 Private Placement. A total of $430,000 was allocated to the common stock option liabilities and expensed while the remaining $330,000 was allocated to the common stock and March 2023 Pre-Funded Warrants and offset to additional paid in capital.

Note 10. Equity Financing

March 2023 Private Placement

In March 2023, the Company issued in a private placement offering (the “March 2023 Private Placement”) pursuant to a securities purchase agreement (“March 2023 Purchase Agreement”) (i) 165,500 shares of its common stock, (ii) pre-funded common stock purchase warrants (the “March 2023 Pre-Funded Warrants”) to purchase up to 500,834 shares of common stock, at an exercise price of $0.0001 per share, (iii) Series A preferred investment options (the “March 2023 Options - Series A") to purchase up to a total of 666,334 shares of common stock, at an exercise price of $9.00 per share, and (iv) Series B preferred investment options (the “March 2023 Options - Series B”, and together with the March 2023 Options - Series A, the "March 2023 Options") to purchase up to a total of 666,334 shares of common stock, at an exercise price of $9.00 per share, and raised total gross proceeds of $6.0 million. The March 2023 Private Placement closed on March 6, 2023. The March 2023 Pre-Funded Warrants became exercisable upon issuance and are exercisable until exercised in full. The March 2023 Options - Series A are exercisable at any time at the option of the holder and expire 5 years from the date of issuance. The March 2023 Options - Series B are exercisable at any time at the option of the holder and expire 1.5 years from the date of issuance. During the year ended December 31, 2023, 425,834 Pre-Funded Warrants were exercised.

In connection with the March 2023 Private Placement, the Company entered into preferred investment option amendment agreements (the “Option Amendment Agreements”) with certain investors. Under the Option Amendment Agreements, the Company agreed to amend certain existing warrants and preferred investment options to purchase up to a total of 178,132 shares of common stock that were previously issued to the investors in September 2019, May 2020, July 2020, December 2020, January 2021 and August 2022, with exercise prices of $300.80, $191.00, $154.00, $120.00, $125.20 and $37.35 per share, respectively (the “Existing Warrants”). Under the Option Amendment Agreements, the Company agreed to lower the exercise price of the Existing Warrants to $9.00 per share. In addition, the Company granted to a placement agent preferred investment options to purchase a total of 33,317 shares of Common Stock (the “March 2023 Placement Agent Options”) that have an exercise price per share equal to $11.25 and a term of 5 years from the date of issuance. The re-pricing of the Existing Warrants resulted in an increase in fair value of $404,000, of which $185,000 of the increase in fair value was related to the August 2022 liability classified options. The increase in fair value related to the re-pricing of Existing Warrants was recognized in Valuation Loss on March 2023 PIPE on the consolidated statements of operations and comprehensive loss.

The March 2023 Options and March 2023 Placement Agent Options are classified as liabilities within Level 3 due to certain early settlement provisions that preclude them from equity classification. The Company utilized the Black-Scholes Model on March 6, 2023 with the following assumptions for the Series A Investment Options: volatility of 128.55%, stock price of $7.61 and risk-free rate of 4.27%. The following assumptions were utilized for the Series B Investment Options: volatility of 103.33%, stock price of $7.61 and risk-free rate of 4.97%. The estimated fair value of the liability classified March 2023 Options issued was $6.6 million. The estimated fair value of the common stock option liabilities was subsequently remeasured at December 31, 2023 with the changes recorded on the Company’s consolidated statements of operations and comprehensive loss.

The estimated fair value of the common stock issued and March 2023 Pre-Funded Warrants was $5.1 million. The total estimated fair value of the common stock issued, March 2023 Pre-Funded Warrants and March 2023 Options as of March 6, 2023 exceeded the gross proceeds of the March 2023 Private Placement by $5.7 million and this amount was recognized in Valuation Loss on March 2023 PIPE on the consolidated statements of operations and comprehensive loss.

The March 2023 Placement Agent Options were issued for services performed by the placement agent as part of the March 2023 Private Placement and were treated as offering costs. The value of the March 2023 Placement Agent Options was determined to be $212,000, calculated using the Black-Scholes Model. The Company incurred additional offering costs totaling $548,000 that consist of direct incremental legal, advisory, accounting and filing fees relating to the March 2023 Private Placement. A total of $430,000 was allocated to the common stock option liabilities and expensed while the remaining $330,000 was allocated to the common stock and March 2023 Pre-Funded Warrants and offset to additional paid in capital.

August 2022 Registered Direct Offering

On May 11, 2018, the Company filed a shelf Registration Statement on Form S-3 with the SEC which was declared effective on June 8, 2018 (“2018 Shelf Registration Statement”). On April 21, 2022, the Company filed a shelf Registration Statement on Form S-3 with the SEC which was declared effective on May 12, 2022 (“2022 Shelf Registration Statement”). Each of the 2018 Shelf Registration Statement and the 2022 Shelf Registration Statement allows the Company to sell any combination of common stock, preferred stock, warrants and units consisting of such securities in one or more offerings from time to time having aggregate offering prices of up to $50.0 million. The Company ceased being able to use the 2018 Shelf Registration Statement after June 8, 2021, the three-year anniversary of its effective date. The 2022 Shelf Registration Statement may no longer be used after May 12, 2025, the three-year anniversary of its effective date.

In August 2022, the Company entered into a securities purchase agreement (the “August 2022 Purchase Agreement”) pursuant to which it sold (i) 61,250 registered shares of its common stock, pursuant to the 2022 Shelf Registration Statement, (ii) pre-funded common stock purchase warrants (the “August 2022 Pre-Funded Warrants”) to purchase up to 56,813 shares of common stock, at an exercise price of $0.004 per share, which the August 2022 Pre-Funded Warrants were registered under the 2022 Shelf Registration Statement, and (iii) unregistered preferred investment options (the "August 2022 Options") to purchase up to 118,063 shares of common stock, at an exercise price of $37.35 per share, for total gross proceeds of $5.0 million (the “August 2022 Registered Direct Offering”). The August 2022 Registered Direct Offering closed on August 16, 2022. The August 2022 Pre-Funded Warrants became exercisable upon issuance and were fully exercised during the year ended December 31, 2023. The August 2022 Options became exercisable upon issuance and expire 5 years after the date of issuance. In connection with the August 2022 Registered Direct Offering, the Company granted to a placement agent preferred investment options ("August 2022 Placement Agent Options") to purchase a total of 5,904 shares of common stock that have an exercise price per share equal to $52.80 and a term of five years.

The August 2022 Options and August 2022 Placement Agent Options are classified as liabilities within Level 3 due to certain early settlement provisions that preclude them from equity classification. The Company utilized the Black-Scholes Model on August 16, 2022 with the following assumptions: volatility of 128.46%, stock price of $37.60, risk-free rate of 2.97% and a term of 5 years. The estimated fair value of the common stock option liabilities was subsequently remeasured at December 31, 2023 with the changes recorded on the Company’s consolidated statements of operations and comprehensive loss.

The August 2022 Placement Agent Options were issued for services performed by the placement agent as part of the August 2022 Registered Direct Offering and were treated as offering costs. The value of the August 2022 Placement Agent Options was determined to be $191,000, calculated using the Black-Scholes Model. The Company incurred additional offering costs totaling $488,000 that consist of direct incremental legal, advisory, accounting and filing fees relating to the August 2022 Registered Direct Offering. The offering costs, inclusive of the August 2022 Placement Agent Options, totaled $679,000 and were allocated to the common stock option liabilities, the common stock and August 2022 Pre-Funded Warrants using their relative fair values. A total of $314,000 was allocated to the common stock option liabilities and expensed while the remaining $365,000 was allocated to the common stock and August 2022 Pre-Funded Warrants and offset to additional paid in capital.